Due to banks and correspondents - Disclosure of detail maturities due to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 7,562,057	S/ 9,025,930
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities		4,852,495
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	3,586,376	1,185,753
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	1,787,212	1,373,363
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	517,521	133,723
2028 onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 1,670,948	S/ 1,480,596